Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income (Loss) and Comprehensive Income (Loss)
Cost of sales, depreciation of land-use rights and amortization of license and permits	$ 290,526	$ 546,623	$ 418,867
Research and development expenses, government research grants	686,258	43,278	251,436
Interest and financing expenses, government grants	$ 595,883	$ 147,520	$ 321,596